Prepayment and Other Current Assets - Schedule of Prepayment and Other Current Assets (Details) - USD ($)		Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Prepayment and Other Current Assets - Schedule of Prepayment and Other Current Assets (Details) [Line Items]
Loan receivable		$ 4,161,309	[1]	$ 3,776,608	[2]	$ 1,605,000	[2]
Prepaid input VAT				14,318		1,106,489
Deposits and others		1,136,375		1,216,089		224,155
Subtotal		5,297,684
Allowance for credit losses		(1,155,768)	[3]	(1,155,768)	[4]		[4]
Total prepayment and other current assets		$ 4,141,916		3,851,247		$ 2,935,644
Previously Reported [Member]
Prepayment and Other Current Assets - Schedule of Prepayment and Other Current Assets (Details) [Line Items]
Loan receivable	[1]			3,776,608
Prepaid input VAT
Deposits and others				1,155,769
Subtotal				4,932,377
Allowance for credit losses	[3]			(1,155,768)
Total prepayment and other current assets				$ 3,776,609

[1]	In 2021, the Company entered into a loan agreement to lend $400,000 loan to AGM Group Ltd. In April 2022, the Company extended additional $900,000 loan to AGM Group Ltd. at the interest rate of 1% as working capital support and change the amount to $1,200,000 in April 4, 2023. As of June 30, 2024, the outstanding amount of loans to AGM Group Ltd. was $1,350,000, generating interest income of $31,172 On April 10, 2022 and 31 July, 2022, the Company entered into a loan agreement with a third party, Muliang Agriculture Limited, to lend $280,000 and $25,000 at the interest rate of 1% for one year as working capital support. On April 9, 2023, both parties agreed to extend the loan to December 31, 2024 and increased the amount to $600,000. As of June 30, 2024, the outstanding amount of loans to Muliang Agriculture Limited was $465,000, generating interest income of $8,064 On March 1, 2023, the Company entered into a loan agreement with a third party, Northnew Management Limited, to lend $2,000,000 at the interest rate of 1%. On February 6, 2024, both parties agreed to extend the loan to February 28, 2025 and increased the amount to $2,300,000.As of June 30, 2024, the outstanding amount of loans to Northnew Management Limited was $2,295,426, generating interest income of $16,963.
[2]

In 2021, the Company entered into a loan agreement to lend $400,000 loan to AGM Group Ltd. In April 2022, the Company extended additional $900,000 loan to AGM Group Ltd. at the interest rate of 1% as working capital support and change the amount to $1,200,000 in April 4, 2023. As of December 31, 2023, the total amount of loans to AGM Group Ltd. was $1,350,000, generating interest income of $24,441.

On April 10, 2022 and 31 July, 2022, the Company entered into a loan agreement with a third party, Muliang Agriculture Limited, to lend $280,000 and $25,000 at the interest rate of 1% for one year as working capital support. On April 9, 2023, both parties agreed to extend the loan to December 31, 2024 and change the amount to $600,000. As of December 31, 2023, the total amount of loans to Muliang Agriculture Limited was $465,000, generating interest income of $5,745.

On March 1, 2023, the Company entered into a loan agreement with a third party, Northnew Management Limited, to lend $2,000,000 at the interest rate of 1%. As of December 31, 2023, the total amount of loans to Northnew Management Limited was $1,925,426, generating interest income of $5,996.

[3]	As of June 30, 2024 and December 31, 2023, the Company recorded credit losses of $1,155,768 and $1,155,768 for the long-age deposit, respectively.
[4]	For the year ended December 31, 2023, the Company recorded credit losses of $1,155,768 for the long-age deposit. No bad debt allowance was recorded for the year ended December 31, 2022 and 2021.